Investment Objectives and Goals - AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC.	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Sustainable International Thematic Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.